Document and Entity Information	12 Months Ended
Aug. 01, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2012
Registrant Name	MANNING & NAPIER FUND, INC /NY/
Central Index Key	0000751173
Amendment Flag	false
Document Creation Date	Jul. 31, 2013
Document Effective Date	Jul. 31, 2013
Prospectus Date	Aug. 01, 2013